Short-term loans (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term Debt [Line Items]
Debt term			5 years
Debt Instrument, Collateral Amount | $	$ 107.5
Short-term loans			¥ 0.0			¥ 75.0
China Merchants Bank Co., Ltd [Member]
Short-term Debt [Line Items]
Debt term	2 years
Loans Payable to Bank, Noncurrent						¥ 792.0
Debt Instrument, Collateral			The CMB loan was secured by a two-year term deposit amounted to RMB792.0 million, which represents the loan-to-value ratio of no more than 94% and was classified as non-current restricted cash in the Group’s consolidated balance sheets. The Group would need to provide more term deposits or equivalent amount of cash to CMB Bank as a security when the loan-to-value ratio exceeds 98% due to appreciation of U.S. dollar against RMB. The CMB loan was fully repaid in April 2019.
Short-term loans			¥ 737.8		$ 107.5
Shanghai Pudong Development Bank Co Ltd [Member]
Short-term Debt [Line Items]
Debt term		3 years
Debt Instrument, Collateral Amount		¥ 150.0
Loans Payable to Bank, Current			¥ 75.0	¥ 75.0